TAXES ON INCOME (Schedule of Tax Expenses on Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Current taxes	$ 1,498	$ 9,373	$ 6,832
Deferred taxes	(417)	11,908	(6,074)
Income tax expense	1,081	21,281	758
Domestic	1,258	14,084	436
Foreign	(177)	7,197	322
Income tax expense	$ 1,081	$ 21,281	$ 758